Liquidity and Going Concern (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		68 Months Ended	92 Months Ended	6 Months Ended	5 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Jun. 30, 2014 Preferred Stock, Common Stock and Exercise of Warrants [Member]	Jul. 07, 2014 Subsequent Event [Member] Preferred Stock, Common Stock and Exercise of Warrants [Member]
Change in Accounting Estimate [Line Items]
Net loss	$ (2,126,714)	$ (1,087,721)	$ (3,099,610)	$ (1,823,011)	$ (4,044,971)	$ (3,032,639)	$ (6,203,130)	$ (13,280,740)
Net cash used for operating activities			(2,514,095)	(1,600,822)	(2,851,218)	(2,310,411)		(10,509,262)
Net cash used for investing activities			(13,502)		(8,718)	(4,647)		(317,226)
Accumulated deficit	(19,380,837)		(19,380,837)
Financing to be raised through the sale and issuance shares									3,300,000	7,300,000
Issuance costs										$ 300,000